Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized exploratory drilling costs pending evaluation
Balance, January 1		$ 2,013	$ 821
Additions to capitalized exploratory well costs pending determination of proved reserves		701	2,013
Capitalized exploratory well costs asset exchange (1)		(2,714)
Reclassification to proved oil and natural gas properties based on the determination of proved reserves			(821)
Capitalized exploratory well costs charged to expense
Balance, December 31			$ 2,013